Commitments and Contingencies (Details Narrative) (10-K) - USD ($)																				1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 12, 2022	Apr. 08, 2022	Nov. 12, 2021	Apr. 08, 2021	Mar. 31, 2021	Nov. 12, 2020	May 02, 2020	Apr. 08, 2020	Mar. 31, 2020	Nov. 12, 2019	Nov. 06, 2019	Jul. 15, 2019	Apr. 08, 2019	Mar. 31, 2019	Jan. 02, 2019	Aug. 30, 2018	Jan. 18, 2017	Jan. 22, 2013	Jan. 22, 2013	Aug. 30, 2020	Jul. 30, 2019	Nov. 30, 2017	Jul. 31, 2015	Jul. 31, 2013	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments And Contingencies [Line Items]
Equity awards value																									$ 3,900,503	$ 2,079,143	$ 7,808,528	$ 5,773,319	$ 12,975,194	$ 9,579,783
Number of shares granted																															1
Common stock par value																									$ 0.01		$ 0.01		$ 0.01	$ 0.01
Lease expire date																Aug. 31, 2038
Revenue																									$ 16,066,022	$ 9,273,420	$ 32,514,358	$ 25,099,382	$ 53,290,401	$ 29,091,024
Income from insurance proceeds																														$ 219,005
Jacksonville Jaguars, LLC [Member] | Food Beverages And Serving Products [Member] | 2019/20 [Member]
Commitments And Contingencies [Line Items]
Professional fees																					$ 500,000
Jacksonville Jaguars, LLC [Member] | Food Beverages And Serving Products [Member] | Next Nine NFL Seasons [Member]
Commitments And Contingencies [Line Items]
Professional fees																					$ 794,444
Fat Patty's Restaurant [Member]
Commitments And Contingencies [Line Items]
Proceeds from insurance received																													770,718
Revenue																													584,521
Income from insurance proceeds																													186,197
Seenu G. Kasturi [Member] | Scenario, Plan [Member]
Commitments And Contingencies [Line Items]
Number of shares vested									130,000
Mr Andre [Member]
Commitments And Contingencies [Line Items]
Salary paid to officers							$ 200,000					$ 175,000																	$ 200,000
Interim bonus percentage							10.00%																						10.00%
Employment Agreement [Member]
Commitments And Contingencies [Line Items]
Amount of common stock connection with employee agreement																		$ 50,000
Employment Agreement [Member] | Seenu G. Kasturi [Member]
Commitments And Contingencies [Line Items]
Annual compensation																	$ 80,000
Initial annual base salary															$ 350,000		26,000
Equity awards value																	$ 54,000
Term of agreement															3 years
Number of shares granted																	390,000
Number of shares vested														130,000
Employment Agreement [Member] | Seenu G. Kasturi [Member] | Scenario, Plan [Member]
Commitments And Contingencies [Line Items]
Number of shares vested					130,000
Employment Agreement [Member] | Richard W. Akam [Member]
Commitments And Contingencies [Line Items]
Annual compensation																			$ 150,000
Term of agreement																			1 year
Amount of common stock connection with employee agreement																			$ 50,000
Amount of additional shares of common stock to be issued																			$ 50,000
Number of common stock issued in connection with employment agreement																			71,429
Additional renewal term of agreement																			1 year
Employment Agreement [Member] | Mr. Andre [Member]
Commitments And Contingencies [Line Items]
Number of shares granted				75,000				75,000					225,000
Common stock par value								$ 0.01					$ 0.01
Employment Agreement [Member] | Mr. Andre [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Number of shares granted		75,000
Employment Agreement [Member] | Mr. Dominiak [Member]
Commitments And Contingencies [Line Items]
Term of agreement											3 years
Number of shares granted						33,333				100,000
Additional renewal term of agreement											1 year
Salary paid to officers											$ 200,000
Interim bonus percentage											20.00%
Common stock par value										$ 0.01
Employment Agreement [Member] | Mr. Dominiak [Member] | Subsequent Event [Member]
Commitments And Contingencies [Line Items]
Number of shares granted	33,334		33,333
Sponsorship Agreement [Member] | Jacksonville Jaguars, LLC [Member]
Commitments And Contingencies [Line Items]
Initial term of lease																						5 years		3 years
Annual fees																							$ 3,000	$ 2,000
Additional term of lease																							2 years
Lease expire date																						Feb. 28, 2023
Annual fees during first year agreement																						$ 200,000
Annual fees increases from first year to last year agreement																						216,490
Services fees during first year agreement																						35,000
Services fees increases from first year to last year agreement																						$ 37,890
Second Amendment to Sponsorship Agreement [Member] | Jacksonville Jaguars, LLC [Member] | 2019/20 [Member]
Commitments And Contingencies [Line Items]
Professional fees																				$ 500,000
Second Amendment to Sponsorship Agreement [Member] | Jacksonville Jaguars, LLC [Member] | 2018/19 [Member]
Commitments And Contingencies [Line Items]
Professional fees																				200,000
Second Amendment to Sponsorship Agreement [Member] | Jacksonville Jaguars, LLC [Member] | 2020/21 [Member]
Commitments And Contingencies [Line Items]
Professional fees																				150,000
Second Amendment to Sponsorship Agreement [Member] | Jacksonville Jaguars, LLC [Member] | Food Beverages And Serving Products [Member] | 2019/20 [Member]
Commitments And Contingencies [Line Items]
Professional fees																				35,700
Second Amendment to Sponsorship Agreement [Member] | Jacksonville Jaguars, LLC [Member] | Food Beverages And Serving Products [Member] | 2018/19 [Member]
Commitments And Contingencies [Line Items]
Professional fees																				35,000
Second Amendment to Sponsorship Agreement [Member] | Jacksonville Jaguars, LLC [Member] | Food Beverages And Serving Products [Member] | 2020/21 [Member]
Commitments And Contingencies [Line Items]
Professional fees																				$ 6,875